SHARE CAPITAL AND RESERVES (Tables)	3 Months Ended
Jun. 30, 2026
SHARE CAPITAL AND RESERVES
Schedule of purchase options
	June 30, 2026		March 31, 2026
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Beginning balance	$0.218	6,312,000	0.133	5,945,332
Cancelled	$0.279	(21,667)	0.670	(50,000)
Exercised	$0.266	(190,000)	0.274	(183,332)
Granted	–	–	1.115	600,000
Ending Balance	0.217	6,100,333	0.218	6,312,000

Schedule of options outstanding
		Weighted Average
		Remaining Contractual	Number of Options	Number of Options
Exercise price	Expiry date	Life (years)	Outstanding	Exercisable
$0.11	22-Mar-29	2.73	5,100,000	5,100,000
$0.11	22-Mar-27	0.73	267,000	267,000
$0.67	4-Feb-30	3.60	133,333	88,889
$0.68	27-Jun-30	3.99	100,000	100,000
$0.77	9-Jul-27	1.02	100,000	100,000
$1.31	25-Feb-31	4.66	400,000	133,333
Total		2.78	6,100,333	5,789,222

Schedule of option pricing model
Description	June 30, 2026	June 30, 2025

Risk-free rate:	N/A	2.86%
Expected life:	N/A	5 years
Expected volatility:	N/A	110%
Expected dividends:	N/A	$Nil
Weighted average fair value per option:	N/A	$0.54

Schedule of share purchase warrants
	June 30, 2026		March 31, 2026
	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants
Beginning balance	$0.08	4,807,693	$0.08	4,807,693
Exercised	N/A	N/A	N/A	N/A
Ending Balance	0.08	4,807,693	0.08	4,807,693

Schedule of warrants outstanding
Exercise Price	Expiry Date	Weighted Average Remaining Contractual Life (Years)	Warrants Outstanding

$0.080	1-Dec-28	2.42	4,807,693
		2.42	4,807,693